Shareholders' Equity - Movement in ordinary share capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Amount
Beginning balance	$ 25,164
Issuance for settlement of RSUs	0	$ 0	$ 0
Vesting of early exercised shares	0	0	$ 32
Ending balance	$ 25,485	$ 25,164
Class A Ordinary Shares
Number of Shares
Beginning balance (shares)	137,037,518	127,685,599
Conversion of ordinary shares (shares)	4,573,996	5,152,036
Exercise of share options (shares)	42,973	390,802
Issuance for settlement of RSUs (shares)	2,958,190	3,468,136
Vesting of early exercised shares (shares)	206,588	340,945
Ending balance (shares)	144,819,265	137,037,518	127,685,599
Amount
Beginning balance	$ 13,703	$ 12,768
Conversion of ordinary shares	457	515
Exercise of share options	4	39
Issuance for settlement of RSUs	296	347
Vesting of early exercised shares	21	34
Ending balance	$ 14,481	$ 13,703	$ 12,768
Class B Ordinary Shares
Number of Shares
Beginning balance (shares)	114,609,645	119,761,681
Conversion of ordinary shares (shares)	(4,573,996)	(5,152,036)
Ending balance (shares)	110,035,649	114,609,645	119,761,681
Amount
Beginning balance	$ 11,461	$ 11,976
Conversion of ordinary shares	(457)	(515)
Ending balance	$ 11,004	$ 11,461	$ 11,976